7. Fixed Assets and Intangibles	12 Months Ended
Dec. 31, 2016
Notes
7. Fixed Assets and Intangibles

7.  Fixed Assets and Intangibles

Property and Equipment consisted of the following at December 31, 2016 and 2015:

	December 31,	December 31,
	2016	2015
Furniture and Equipment	$5,667	$5,667
Leasehold Improvements	2,500	2,500
	8,167	8,167
Less: Accumulated Depreciation	4,309	3,663
Net Property and Equipment	$3,858	$4,504

Depreciation expense for the years ended December 31, 2016 and 2015 was $646 and $708, respectively.

Intangible assets consisted of the following at December 31, 2016 and 2015:

	December 31,	December 31,
	2016	2015
CBDS.com website (Cannabis Sativa)	$13,999	$13,999
Intellectual Property Rights (Cannabis Sativa)	$1,484,250	1,484,250
Intellectual Property Rights (iBudtender)	400,000	––
Patents and Trademarks (Cannabis Sativa)	17,348	17,348
Patents and Trademarks (Wild Earth)	4,425	4,425
Patents and Trademarks (KPAL)	$1,410,000	$1,410,000
	3,330,022	2,930,022
Less: Accumulated Amortization	389,054	27,768
Net Intangible Assets	$2,940,968	$2,902,254

Amortization expense for the years ended December 31, 2016 and 2015 was $361,286 and $104,773 respectively.  Amortization for each of the next 5 years is $146,427 annually.

Goodwill consisted of the following at December 31, 2016 and 2015:

Beginning balance, December 31, 2015	$-
Acquisition of iBudtender (see Note 12)	247,051
Ending balance, December 31, 2016	$247,051